Employee Benefits - Amounts Recognized in the Income Statement and the Statement of Comprehensive Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			$ 1,052	$ 910	$ 854
Remeasurements of the Net Defined Benefit Liability	$ (49)		(1,016)	160	661
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			929	866	894
Past Service Cost			429	322	236
Gain or Loss on Settlement or Curtailment			(306)	(278)	(276)
Net Interest on the Net Defined Benefit Liability			587	590	508
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			505	489	534
Past Service Cost			304	288	189
Gain or Loss on Settlement or Curtailment			(254)	(243)	(220)
Net Interest on the Net Defined Benefit Liability			339	367	313
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			394	345	328
Past Service Cost			89	21	21
Gain or Loss on Settlement or Curtailment			(27)	(21)	(27)
Net Interest on the Net Defined Benefit Liability			200	178	150
Net benefit cost recognized in the consolidated statements of income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			30	32	32
Past Service Cost			36	13	26
Gain or Loss on Settlement or Curtailment			(25)	(14)	(29)
Net Interest on the Net Defined Benefit Liability			48	45	45
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			2,404	1,399	1,689
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			2,019	1,311	1,686
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			441	117	38
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			$ (56)	$ (29)	$ (35)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4